Defined benefit plans (Detail 4.2) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: net defined benefit asset	$ 302	$ 42
of which: net defined benefit liability	(633)	(722)
Major plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: amounts owed to active members	14,705	14,169
of which: amounts owed to deferred members	2,262	2,622
of which: amounts owed to retirees	16,276	17,004
Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: amounts owed to active members	14,333	13,765
of which: amounts owed to deferred members	0	0
of which: amounts owed to retirees	13,065	13,963
UK pension plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: amounts owed to active members	150	159
of which: amounts owed to deferred members	1,593	1,879
of which: amounts owed to retirees	2,362	2,124
US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: amounts owed to active members	222	245
of which: amounts owed to deferred members	669	743
of which: amounts owed to retirees	849	917
UBS AG
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: net defined benefit asset	302	42
of which: net defined benefit liability	(617)	(711)
UBS AG | Major plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: amounts owed to active members	8,976	8,694
of which: amounts owed to deferred members	2,262	2,622
of which: amounts owed to retirees	10,086	10,370
UBS AG | Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: amounts owed to active members	8,604	8,290
of which: amounts owed to deferred members	0	0
of which: amounts owed to retirees	6,876	7,329
UBS AG | UK pension plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: amounts owed to active members	150	159
of which: amounts owed to deferred members	1,593	1,879
of which: amounts owed to retirees	2,362	2,124
UBS AG | US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Table]
of which: amounts owed to active members	222	245
of which: amounts owed to deferred members	669	743
of which: amounts owed to retirees	$ 849	$ 917